Aug. 24, 2016
Brookfield U.S. Listed Real Estate Fund
Brookfield U.S. Listed Real Estate Fund

BROOKFIELD INVESTMENT FUNDS

Brookfield U.S. Listed Real Estate Fund

Supplement dated August 24, 2016, to the Prospectus for Class A Shares, Class C Shares, Class I Shares and Class Y Shares of the Brookfield Global Listed Real Estate Fund, the Brookfield Global Listed Infrastructure Fund, the Brookfield Real Assets Securities Fund and the Brookfield U.S. Listed Real Estate Fund, dated April 29, 2016.

Effective September 1, 2016, each Fund has eliminated its redemption fee.

All references in the Funds’ prospectus regarding the application of a redemption fee by any of the Funds are hereby deleted.

Please contact the Funds at 1-855-244-4859 if you have any questions.

Please retain this Supplement for reference.